Long-term debt	12 Months Ended
Sep. 30, 2022
Borrowings [abstract]
Long-term debt	Long-term debt

	As at September 30, 2022	As at September 30, 2021
	$	$
2011 U.S. Senior unsecured note of $319,663 (U.S.$250,000)[1]	—	318,009
2014 U.S. Senior unsecured notes repayable in September by tranches of $412,680 (U.S.$300,000) in 2024 and $137,560 (U.S.$100,000) in two yearly repayments of U.S.$50,000 in 2023 and 2024[2]	550,177	570,298
2021 U.S. Senior unsecured notes repayable of $825,360 (U.S.$600,000) in September 2026 and $550,240 (U.S.$400,000) in September 2031[3]	1,361,974	1,253,226
2021 CAD Senior unsecured notes repayable of $600,000 in September 2028[4]	595,900	595,331
Unsecured committed term loan credit facility[5]	687,705	633,623
Other long-term debt	71,278	31,169
	3,267,034	3,401,656
Current portion	93,447	392,727
	3,173,587	3,008,929
1    In December 2021, the Company repaid the last tranche of the Senior U.S. unsecured note issued in 2011 of U.S. $250,000,000 (2011 U.S. Senior Note), for a total amount of $319,663,000, and settled the related interest rate swaps (Note 31).
2    As at September 30, 2022, an amount of $550,240,000 was borrowed, less financing fees. The private placement is comprised of two tranches of Senior U.S. unsecured notes with a weighted average maturity of 1.8 years and a weighted average interest rate of 3.98% (3.95% in 2021) (2014 U.S. Senior Notes). In September 2022, the Company repaid the fifth of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $64,880,000 and settled the related cross-currency swaps (Note 31). The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2022, the Company was in compliance with these covenants.
3    As at September 30, 2022, an amount of $1,375,600,000 was borrowed less financing fees. The 2021 U.S. Senior Notes are comprised of two series of Senior U.S. unsecured notes with a weighted average maturity of 6 years and a weighted average interest rate of 1.79%. During the year ended September 30, 2022, the Company completed an offer to exchange all of its outstanding U.S.$1,000,000,000 in aggregate principal amount of senior unsecured notes, originally issued in September 2021 for an equivalent amount of notes registered with the U.S. Securities and Exchange Commission (2021 U.S. Senior Notes).
4    As at September 30, 2022, an amount of $600,000,000 was borrowed, less financing fees. The 2021 CAD Senior Notes are due in September 2028, with an interest rate of 2.10%.
5 As at September 30, 2022, an amount of $687,800,000 was borrowed, less financing fees. This facility bears interest based on the 1 month USD LIBOR rate, plus a variable margin that is determined based on the Company's leverage ratio. The unsecured committed term loan credit facility is due in December 2023, with a weighted average interest rate of 4.00%. The unsecured committed term loan credit facility contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2022, the Company was in compliance with these covenants.
The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in October 2026. This facility bears interest at bankers' acceptance, LIBOR or Canadian prime, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2022, there was no amount drawn upon this facility. An amount of $4,270,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On November 1, 2022, the unsecured committed revolving credit facility was extended by one year to November 1, 2027 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2022, the Company was in compliance with these covenants.